CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Xueda shareholders' equity	Ordinary	Treasury stock	Additional paid-in capital	Subscription receivable	Statutory reserve	(Accumulated deficits) retained earnings	Accumulated other comprehensive (loss) income	Noncontrolling interests
Balance at Dec. 31, 2010	$ 160,692	$ 160,692	$ 14		$ 173,616	$ (155)	$ 523	$ (12,296)	$ (1,010)
Balance (in shares) at Dec. 31, 2010			138,328,640
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(8,846)	(8,846)		(8,846)
Repurchase of ordinary shares (in shares)			(5,210,168)
Provision for statutory reserve							1,021	(1,021)
Share-based compensation	4,109	4,109			4,109
Nonvested shares vested (in shares)			51,250
Options exercised	333	333			333
Options exercised (in shares)			336,114
Payment of subscription receivable	155	155				155
Foreign currency translation adjustments	118	118							118
Net income	4,790	4,790						4,790
Balance at Dec. 31, 2011	161,351	161,351	14	(8,846)	178,058		1,544	(8,527)	(892)
Balance (in shares) at Dec. 31, 2011			133,505,836
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(7,278)	(7,278)		(7,278)
Repurchase of ordinary shares (in shares)			(4,155,864)
Provision for statutory reserve							484	(484)
Share-based compensation	3,166	3,166			3,166
Nonvested shares vested (in shares)			348,062
Options exercised	673	673			673
Options exercised (in shares)			679,402
Foreign currency translation adjustments	250	242							242	8
Dividends distribution	(32,594)	(32,594)			(32,594)
Acquisition of Weland International	1,571									1,571
Net unrealized gain on available-for-sale securities, net of tax effects of nil for the year	339	339							339
Net income	1,749	1,965						1,965		(216)
Balance at Dec. 31, 2012	129,227	127,864	14	(16,124)	149,303		2,028	(7,046)	(311)	1,363
Balance (in shares) at Dec. 31, 2012	130,377,436		130,377,436
Increase (Decrease) in Shareholders' Equity
Provision for statutory reserve							1,924	(1,924)
Share-based compensation	5,382	5,382			5,382
Nonvested shares vested (in shares)			788,064
Options exercised	2,464	2,464			2,464
Options exercised (in shares)			2,445,482
Foreign currency translation adjustments	439	433							433	6
Net unrealized gain on available-for-sale securities, net of tax effects of nil for the year	93	93							93
Net income	14,894	16,151						16,151		(1,257)
Balance at Dec. 31, 2013	$ 152,499	$ 152,387	$ 14	$ (16,124)	$ 157,149		$ 3,952	$ 7,181	$ 215	$ 112
Balance (in shares) at Dec. 31, 2013	133,610,982		133,610,982